ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
	2024	2023
Payroll and social security payable	$187,472	$82,494
Bonus payable	16,104	18,603
Other payables and accrued liabilities	37,174	872
Total Accounts Payable and Accrued Liabilities	$240,750	$101,969